Income taxes - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jul. 25, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income tax rate		25.00%	25.00%	25.00%
Income tax holiday, description	the entity could enjoy a tax holiday of 2-year CIT exemption and subsequently 3-year 12.5% preferential tax rate
Change of valuation allowance		¥ 150.0	¥ 112.5
Operating loss carry forwards		¥ 574.0	¥ 425.0
HK [Member] | Maximum [Member]
Income tax rate		16.50%
HK [Member] | Minimum [Member]
Income tax rate		8.25%
CHINA [Member]
Income tax rate		25.00%
Preferential tax rate		15.00%